Derivative Financial Instruments and Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Summary of Interest Rate Swap Agreements
The following table summarizes the terms of the interest rate swap agreements as of June 30, 2014:

Fixed Interest Rates	Expiration Date	Notional Amount
		(In thousands)
2.75% to 3.19%	March 31, 2017	$650,000

The following table summarizes the terms of the interest rate swap agreements as of December 31, 2013:

Fixed Interest Rates	Expiration Date	Notional Amount
		(In thousands)
2.75% to 3.19%	March 31, 2017	$650,000

Derivatives Recorded at Fair Value in Consolidated Balance Sheets
As of June 30, 2014 and December 31, 2013, derivatives recorded at fair value in our unaudited condensed consolidated balance sheets were as follows:

	Derivative assets		Derivative liabilities
	June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013
	(In thousands)
Derivatives designated as Hedging Instruments
Foreign currency contracts - current (1)	$—	$—	$297	$634
Commodities contracts - current (1)	334	1,162	—	—
Derivatives not designated as Hedging Instruments
Interest rate swap contracts - current (1)	—	—	18,486	18,255
Interest rate swap contracts - noncurrent (2)	—	—	21,481	26,667
Total derivatives	$334	$1,162	$40,264	$45,556

(1)
Derivative assets and liabilities that have settlement dates equal to or less than 12 months from the respective balance sheet date were included in prepaid expenses and other current assets and accounts payable and accrued expenses, respectively, in our unaudited condensed consolidated balance sheets.

(2)
Derivative liabilities that have settlement dates greater than 12 months from the respective balance sheet date were included in other long-term liabilities in our unaudited condensed consolidated balance sheets.

As of December 31, 2013 and 2012, derivatives recorded at fair value in our consolidated balance sheets were as follows:

	December 31,
	Derivative assets		Derivative liabilities
	2013	2012	2013	2012
	(In thousands)
Derivatives designated as Hedging Instruments
Foreign currency contracts — current(1)	$—	$—	$634	$489
Commodities contracts — current(1)	1,162	—	—	—
Derivatives not designated as Hedging Instruments
Interest rate swap contracts — current(1)	—	—	18,255	18,262
Interest rate swap contracts — noncurrent(2)	—	—	26,667	48,669
Total derivatives	$1,162	$—	$45,556	$67,420
___________________________

(1)
Derivative assets and liabilities that have settlement dates equal to or less than 12 months from the respective balance sheet date were included in prepaid expenses and other current assets and accounts payable and accrued expenses, respectively, in our consolidated balance sheets.

(2)	Derivative liabilities that have settlement dates greater than 12 months from the respective balance sheet date were included in other long-term liabilities in our consolidated balance sheets.

Gains and Losses on Derivatives Designated as Cash Flow Hedges
Gains and losses on derivatives designated as cash flow hedges reclassified from accumulated other comprehensive loss into income for the three and six months ended June 30, 2014 and 2013 were as follows:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
	(In thousands)
(Gains)/losses on foreign currency contracts (1)	$148	$194	$308	$116
(Gains)/losses on commodities contracts (2)	(354)	131	(1,177)	131

(1)	Recorded in cost of goods sold in our unaudited condensed consolidated statements of income.

(2)	Recorded in distribution expense or cost of goods sold, depending on commodity type, in our unaudited condensed consolidated statements of income.

Gains and losses on derivatives designated as cash flow hedges reclassified from accumulated other comprehensive income into income were as follows:

	Year ended December 31 ,
	2013	2012	2011
	(In thousands)
(Gains)/losses on foreign currency contracts(1)	$358	$(320)	$101
(Gains)/losses on commodities contracts(2)	1,031	—	—
___________________________

(1)	Recorded in cost of sales in our consolidated statements of operations.

(2)	Recorded in distribution expense or cost of sales, depending on commodity type, in our consolidated statements of operations.

Summary of Derivatives Assets and Liabilities Measured at Fair Value on Recurring Basis
A summary of our assets and liabilities measured at fair value on a recurring basis and the basis for that measurement according to the levels in the fair value hierarchy as of June 30, 2014 and December 31, 2013 is as follows:

	Fair value as of June 30, 2014	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Cash equivalents	$11,145	$11,145	$—	$—
Supplemental Executive Retirement Plan investments	1,791	1,791	—	—
Commodities contracts	334	—	334	—
Deferred compensation investments	4,274	—	4,274	—
	$17,544	$12,936	$4,608	$—
Liabilities:
Foreign currency contracts	$297	$—	$297	$—
Interest rate swap contracts	39,967	—	39,967	—
	$40,264	$—	$40,264	$—

	Fair value as of December 31, 2013	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Cash equivalents	$11,617	$11,617	$—	$—
Supplemental Executive Retirement Plan investments	1,790	1,790	—	—
Commodities contracts	1,162	—	1,162	—
Deferred compensation investments	4,637	—	4,637	—
	$19,206	$13,407	$5,799	$—
Liabilities:
Foreign currency contracts	$634	$—	$634	$—
Interest rate swap contracts	44,922	—	44,922	—
	$45,556	$—	$45,556	$—

A summary of our derivative assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012 is as follows:

	Fair value as of
	December 31, 2013	Level 1	Level 2	Level 3
	(In thousands)
Asset — Commodities contracts	$1,162	$—	$1,162	$—
Liability — Foreign currency contracts	634	—	634	—
Liability — Interest rate swap contracts	44,922	—	44,922	—

	Fair value as of
	December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Asset — Commodities contracts	$—	$—	$—	$—
Liability — Foreign currency contracts	489	—	489	—
Liability — Interest rate swap contracts	66,931	—	66,931	—

Summary of Recurring Fair Value Measurements
The following table presents a summary of the recurring fair value measurements as of December 31, 2013:

	Fair value as of
	December 31, 2013	Level 1	Level 2	Level 3
	(In thousands)
Cash equivalent money market funds	$11,617	$11,617	$—	$—
The following table presents a summary of the recurring fair value measurement as of December 31, 2012:

	Fair value as of
	December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Cash equivalent money market funds	$13,028	$13,028	$—	$—

Summary of Fair Values of Category by Inputs
The following table present a summary of the fair values of category by inputs as of December 31, 2013 were as follows:

	Fair value as of
	December 31, 2013	Level 1	Level 2	Level 3
	(In thousands)
Other Investments:
Insurance Contracts	$11,731	$—	$—	$11,731
Total	$11,731	$—	$—	$11,731
The fair values by category of inputs as of December 31, 2012 were as follows:

	Fair value as of
	December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Other Investments:
Insurance Contracts	$9,819	$—	$—	$9,819
Total	$9,819	$—	$—	$9,819

Deferred Compensation Plan [Member]
Summary of Deferred Compensation Plan Assets Measured at Fair Value on a Recurring Basis
The following table presents a summary of the Deferred Compensation Plan assets measured at fair value on a recurring basis as of December 31, 2013:

	Fair value as of
	December 31, 2013	Level 1	Level 2	Level 3
	(In thousands)
Mutual Funds	$4,637	$—	$4,637	$—

Supplemental Executive Retirement Plan [Member]
Summary of Deferred Compensation Plan Assets Measured at Fair Value on a Recurring Basis
The following table presents a summary of the SERP assets measured at fair value on a recurring basis as of December 31, 2013:

	Fair value as of
	December 31, 2013	Level 1	Level 2	Level 3
	(In thousands)
Money Market	$1,790	$1,790	$—	$—
The following table presents a summary of the SERP assets measured at fair value on a recurring basis as of December 31, 2012:

	Fair value as of
	December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Money Market	$1,836	$1,836	$—	$—